Noncontrolling Interest	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest
Noncontrolling Interest
Noncontrolling interest represents the portion of a majority-owned subsidiary’s net income and equity that is owned by noncontrolling shareholders.
The following tables reflect the Company’s percentage ownership of its businesses, as of December 31, 2015, 2014 and 2013 and related noncontrolling interest balances as of December 31, 2015 and 2014:

	% Ownership (1) December 31, 2015		% Ownership (1) December 31, 2014		% Ownership (1) December 31, 2013
	Primary	Fully Diluted	Primary	Fully Diluted	Primary	Fully Diluted
Ergobaby	81.0	74.2	81.0	74.3	81.0	75.0
FOX (2)	n/a	n/a	n/a	n/a	53.9	49.8
Liberty	96.2	84.6	96.2	84.8	96.2	84.8
Manitoba Harvest	76.6	65.6	n/a	n/a	n/a	n/a
ACI	69.4	69.3	69.4	69.3	69.4	69.4
Arnold Magnetics	96.7	87.3	96.7	87.5	96.7	87.2
Clean Earth	97.5	86.2	97.9	86.2	n/a	n/a
Sterno Products	100.0	89.7	100.0	91.7	n/a	n/a

(1)	The principal difference between primary and fully diluted percentages of our operating segments is due to stock option issuances of operating segment stock to management of the respective business.

(2)	FOX was deconsolidated on July 10, 2014 after the Company's ownership interest in FOX fell below 50%. Refer to "Note E - Equity Method Investment".

	Noncontrolling Interest Balances
(in thousands)	December 31, 2015	December 31, 2014
Ergobaby	$17,754	$14,783
FOX	—	—
Liberty	2,934	2,547
Manitoba Harvest	14,071	n/a
ACI	4,295	790
Arnold Magnetics	2,113	1,950
Clean Earth	4,308	2,672
Sterno Products	644	125
Allocation Interests	100	100
	$46,219	$22,967